Operating Risk - Schedule of Operating Risks (Details) - Customer Concentration Risk [Member] - Accounts Receivable [Member]	12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024
Customer E [Member]
Schedule of Operating Risks [Line Items]
Concentration risk, percentage	14.20%		16.10%
Customer G [Member]
Schedule of Operating Risks [Line Items]
Concentration risk, percentage		[1]	19.30%
Customer H [Member]
Schedule of Operating Risks [Line Items]
Concentration risk, percentage	11.90%			[1]
Customer B [Member]
Schedule of Operating Risks [Line Items]
Concentration risk, percentage	13.70%			[1]

[1]	Less than 10%